Goodwill and Intangible Assets (Goodwill balance by business segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill Information
Goodwill acquired during the period which is deductible for tax purposes	$ 636,000,000	$ 0
Goodwill
Balance at the beginning of the period	7,050,000,000	7,345,000,000
Acquisition activity	2,495,000,000	65,000,000
Translation and other	(296,000,000)	(360,000,000)
Balance at the end of the period	9,249,000,000	7,050,000,000
Amount of Goodwill impairment	0	0
Industrial
Goodwill
Balance at the beginning of the period	2,042,000,000	2,171,000,000
Acquisition activity	637,000,000
Translation and other	(106,000,000)	(129,000,000)
Balance at the end of the period	2,573,000,000	2,042,000,000
Safety and Graphics
Goodwill
Balance at the beginning of the period	1,650,000,000	1,740,000,000
Acquisition activity	1,764,000,000
Translation and other	(72,000,000)	(90,000,000)
Balance at the end of the period	3,342,000,000	1,650,000,000
Health Care
Goodwill
Balance at the beginning of the period	1,589,000,000	1,596,000,000
Acquisition activity	94,000,000	65,000,000
Translation and other	(59,000,000)	(72,000,000)
Balance at the end of the period	1,624,000,000	1,589,000,000
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,554,000,000	1,607,000,000
Translation and other	(44,000,000)	(53,000,000)
Balance at the end of the period	1,510,000,000	1,554,000,000
Consumer
Goodwill
Balance at the beginning of the period	215,000,000	231,000,000
Translation and other	(15,000,000)	(16,000,000)
Balance at the end of the period	$ 200,000,000	$ 215,000,000